ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER
1.	ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER

(a)	Organization and nature of operations

Cogo Group, Inc. (the “Company”) and its subsidiaries (the “Group”) are principally engaged in the sale of component parts for electronic devices and equipment, such as liquid crystal display, cameras, persistent storage and peripheral devices for wireless handsets and fixed-line telecommunications, industrial business components and medical and healthcare equipment to customers in the People’s Republic of China (“PRC”) and other overseas countries. The Group also provides technology and engineering services, business process outsourcing and other related services in the PRC.

As of December 31, 2011, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of company	Place of incorporation or establishment	Attributable equity interest held	Principal activity
Comloca Technology (Shenzhen) Company Limited (“Comloca”)	PRC	100%	Location-based search business

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	70%	Sales of electronics components and related products

Comtech Communication Technology (Shenzhen) Company Limited (“Comtech Communication”)	PRC	100%	Sales of electronics components and related products

Comtech International (Hong Kong) Limited (“Comtech Hong Kong”)	Hong Kong	100%	Sales of electronics components and related products

Comtech Software Technology (Shenzhen) Company Limited (“Comtech Software”)	PRC	100%	Sales of electronics components and related products and research and development of software products

Epcot Multimedia Technology (SZ) Co. Ltd. (“Epcot”)	PRC	100%	Provision of media communication and collaboration platforms and solutions

Keen Awards Limited (“Keen Awards”)	Hong Kong	100%	Sales of technology components and provision of design and engineering services for integrated display technology solutions

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	100%	Sales of electronics components and related products (note a)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	100%	Sales of electronics components and related products (note a)

Name of company	Place of incorporation or establishment	Attributable equity interest held	Principal activity
Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	100%	Sales and development of industrial applications, microcontrollers and complementary products

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

Note a The Company exercises its control over Shenzhen Comtech, which in turn, has 95% equity interest in Shanghai E&T, through legal arrangements between Comtech (China) Holding Limited (“Comtech China”), a wholly-owned subsidiary of the Company, and Shenzhen Comtech’s legal shareholders (“Legal Shareholders”), Jeffrey Kang, CEO of the Group, Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group. In 2006, Jeffrey Kang executed an agreement to transfer his 99% equity interest in Shenzhen Comtech to Honghui Li. The Legal Shareholders agreed to hold the equity interest in Shenzhen Comtech on behalf of Comtech China, and waived their full rights and risks of ownership of the equity interests in favor of Comtech China.

The legal shareholders of Shanghai E&T is Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and is bound by similar legal arrangements with Comtech China relating to his holding of 5% equity interest in Shanghai E&T on behalf of Comtech China waiving his full rights and risks of ownership of the equity interests in favor of Comtech China.

(b)	Redomestication merger

The Company was incorporated in the Cayman Islands on April 12, 2011under the name of “Cogo Group Cayman, Inc.” for the sole purpose of effectuating the redomestication of the Company’s predecessor, Cogo Group, Inc., a Maryland corporation (“Cogo Maryland”).

The redomestication merger was approved by the shareholders of Cogo Maryland on July 25, 2011, pursuant to which each new ordinary share in the common stock of the Company was issued in exchange for one share of common stock of Cogo Maryland held by the shareholders. The redomestication became effective August 4, 2011. After the closing of the redomestication merger, the Company changed its name to Cogo Group, Inc. and Cogo Maryland ceased to exist.

The Company’s consolidated financial position, results of operations and cash flows included in the accompanying consolidated financial statements for periods before August 4, 2011 relate to those of the Company’s predecessor, Cogo Maryland.